Schedule of benefits include salaries, post-employment benefits, termination benefits (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Employee Benefits
Short-term employee benefits	$ 1,180	$ 1,289
Termination benefits	224	349
Post-employment benefits	9,464	9,880
Total	10,868	11,518
Current	2,007	2,144
Non-current	$ 8,861	$ 9,374